Share-Based Compensation - Stock option activity (Details) - Stock options - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Number of shares
Balance at the beginning (in shares)	6,921,180	8,683,952	8,683,952	5,823,369
Granted (in shares)	1,385,108	407,903	1,182,218	4,190,067
Exercise (in shares)			(2,175,986)	(58,439)
Forfeited (in shares)	(190,621)	(385,697)	(769,004)	(1,271,045)
Expired (in shares)	(526)
Balance at the end (in shares)	8,115,141	8,706,158	6,921,180	8,683,952
Vested options exercisable at the end (in shares)	1,858,885	1,014,914	1,821,909	742,174
Weighted average exercise price
Balance at the beginning (in dollars per share)	$ 0.88	$ 0.85	$ 0.85	$ 0.85
Granted (in dollars per share)	7.09	0.86	1.08	0.86
Exercised (in dollars per share)			0.87	0.85
Forfeited (in dollars per share)	1.23	0.86	0.87	0.85
Balance at the end (in dollars per share)	1.94	0.85	0.88	0.85
Vested options exercisable at the end (in dollars per share)	$ 0.86	$ 0.85	$ 0.87	$ 0.85
Weighted average remaining contractual term and aggregate intrinsic value
Balance at the end (in years)	8 years 10 months 13 days	8 years 8 months 23 days	8 years 11 months 1 day	8 years 11 months 8 days
Vested options exercisable at the end (in years)	7 years 6 months 29 days	8 years 1 month 24 days	7 years 9 months 10 days	8 years 3 months
Aggregate intrinsic value (in thousands)	$ 42,151	$ 80	$ 61,379
Vested Options Exercisable	$ 11,662	$ 0	$ 16,185